Goodwill and Intangible Assets (Tables)	12 Months Ended
Mar. 31, 2019
Intangible Assets And Goodwill [Abstract]
Summary of Changes In Carrying Amount of Goodwill

Following is a summary of changes in the carrying amount of goodwill:

	(Dollars in millions)
	As of
	March 31, 2019	March 31, 2018
Carrying value at the beginning	339	563
Goodwill on Brilliant Basics acquisition (Refer to note 2.9)	—	5
Goodwill on Wongdoody acquisition (Refer to note 2.9)	25	—
Goodwill on Fluido acquisition (Refer to note 2.9)	32	—
Goodwill reclassified (to)/from assets held for sale, net of reduction (Refer note no 2.9)	138	(247)
Translation differences	(22)	18
Carrying value at the end	512	339

Summary of Allocation of Goodwill to Operating Segments

The following table presents the allocation of goodwill to operating segments as at March 31, 2019

(Dollars in millions)
As of March 31,
Segments	2019
Financial services	108
Retail	63
Communication	56
Energy, utilities, Resources and Services	54
Manufacturing	34
315
Operating segments without significant goodwill	61
Total	376

Summary of Allocation of Goodwill to Operating Segments (Prior to Reorganization)

The following table presents the allocation of goodwill to operating segments (prior to reorganization) as at March 31, 2018:

(Dollars in millions)
As of March 31,
Segments	2018
Financial services	73
Manufacturing	39
Retail, Consumer packaged goods and Logistics	48
Life Sciences, Healthcare and Insurance	68
Energy & utilities, Communication and Services	72
300
Operating segments without significant goodwill	39
Total	339

Summary of Key Assumptions Used for the Calculations	The key assumptions used for the calculations are as follows:
(in %)
	March 31, 2019	March 31, 2018
Long term growth rate	8-10	8-10
Operating margins	17-20	17-20
Discount rate	12.5	13.5

Summary of Changes In Carrying Amount of Acquired Intangible Assets

Following are the changes in the carrying value of acquired intangible assets for fiscal 2019:

				(Dollars in millions)
	Customer related	Software related	Land use rights related	Marketing related	Others	Total
Gross carrying value as of April 1, 2018	68	3	11	4	4	90
Additions during the period	—	1	—	—	—	1
Acquisition through business combination (Refer note no. 2.9)	47	—	—	5	9	61
Reclassified under assets held for sale (Refer note no. 2.9)	24	60	—	6	—	90
Translation differences	(3)	—	(1)	(1)	(1)	(6)
Gross carrying value as of March 31, 2019	136	64	10	14	12	236
Accumulated amortization as of April 1, 2018	(44)	(3)	(1)	(2)	(2)	(52)
Amortization expense	(16)	(13)	—	(1)	(2)	(32)
Reduction in value (Refer note no. 2.9)	(13)	—	—	—	—	(13)
Reclassified under assets held for sale (Refer note no. 2.9)	(9)	(28)	—	(3)	—	(40)
Translation differences	1	—	—	—	—	1
Accumulated amortization as of March 31, 2019	(81)	(44)	(1)	(6)	(4)	(136)
Carrying value as of March 31, 2019	55	20	9	8	8	100
Carrying value as of April 1, 2018	24	—	10	2	2	38
Estimated Useful Life (in years)	1-10	3-8	50	5-10	3-5
Estimated Remaining Useful Life (in years)	0-7	1	42	2-8	2-3

Following are the changes in the carrying value of acquired intangible assets for fiscal 2018:

					(Dollars in millions)
	Customer related	Software related	Sub- contracting right related	Land use rights related	Marketing related	Others	Total
Gross carrying value as of April 1, 2017	116	62	3	10	14	10	215
Addition through business combination (refer note no. 2.9)	2	—	—	—	—	—	2
Deletion/ retirals	(27)	—	(3)	—	(4)	(5)	(39)
Reclassified under assets held for sale (Refer note no. 2.9)	(24)	(60)	—	—	(6)	—	(90)
Translation differences	1	1	—	1	—	(1)	2
Gross carrying value as of March 31, 2018	68	3	—	11	4	4	90
Accumulated amortization as of April 1, 2017	(59)	(19)	(3)	(1)	(7)	(6)	(95)
Amortization expense	(20)	(12)	—	—	(2)	(1)	(35)
Deletion/ retirals	27	—	3	—	4	5	39
Reclassified under assets held for sale (Refer note no. 2.9)	9	28	—	—	3	—	40
Translation differences	(1)	—	—	—	—	—	(1)
Accumulated amortization as of March 31, 2018	(44)	(3)	—	(1)	(2)	(2)	(52)
Carrying value as of March 31, 2018	24	—	—	10	2	2	38
Carrying value as of April 1, 2017	57	43	—	9	7	4	120
Estimated Useful Life (in years)	2-10	—	—	50	5	5
Estimated Remaining Useful Life (in years)	1-5	—	—	43	3	3

Following are the changes in the carrying value of acquired intangible assets for fiscal 2017:

					(Dollars in millions)
	Customer related	Software related	Sub- contracting right related	Land use rights related	Marketing related	Others	Total
Gross carrying value as of April 1, 2016	117	62	3	11	14	10	217
Translation differences	(1)	—	—	(1)	—	—	(2)
Gross carrying value as of March 31, 2017	116	62	3	10	14	10	215
Accumulated amortization as of April 1, 2016	(46)	(9)	(3)	(1)	(5)	(4)	(68)
Amortization expense	(14)	(9)	—	—	(2)	(3)	(28)
Translation differences	1	(1)	—	—	—	1	1
Accumulated amortization as of March 31, 2017	(59)	(19)	(3)	(1)	(7)	(6)	(95)
Carrying value as of March 31, 2017	57	43	—	9	7	4	120
Carrying value as of April 1, 2016	71	53	—	10	9	6	149
Estimated Useful Life (in years)	3-10	5-8	—	50	3-10	3-5
Estimated Remaining Useful Life (in years)	1-6	3-6	—	44	1 -8	1-4